Stock-Based Compensation (Details) - Schedule of stock-based compensation expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Research and development	$ 13,118	$ 4,001
Sales and marketing	1,744	1,185
General and administrative	2,791	6,159
Total	$ 17,653	11,345
Restricted stock awards [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Research and development		7,613
Sales and marketing		2,310
General and administrative		8,694
Total		$ 18,617